UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	February 14, 2011

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      23
Form 13F Information Table Value Total:      $113417

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN STRATEGIC INCM PTFL	COM		030098107	650	53900	SH		SOLE			53900
AMERICAN STRATEGIC INCM PTFL II	COM		030099105	552	59260	SH		SOLE			59260
APOLLO GROUP INC		COM		037604105	5521	139800	SH		SOLE			139800
CAPITAL SOUTHWEST CORP		COM		140501107	8573	82594	SH		SOLE			82594
CISCO SYSTEMS INC		COM		17275R102	9305	459980	SH		SOLE			459980
COMPUWARE CORP			COM		205638109	3520	301590	SH		SOLE			301590
DELL INC			COM		24702R101	8099	597732	SH		SOLE			597732
DSP GROUP INC			COM		23332B106	2730	335426	SH		SOLE			335426
EMS TECHNOLOGIES INC		COM		26873N108	9166	463419	SH		SOLE			463419
KAPSTONE PAPER & PACKAGING CORP	COM		48562P102	618	40390	SH		SOLE			40390
KEYNOTE SYSTEMS INC		COM		493308100	3315	226732	SH		SOLE			226732
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75%	50212AAB2	3741	3750000	PRN		SOLE			3750000
PFIZER INCORPORATED		COM		717081103	7514	429117	SH		SOLE			429117
QAD INCORPORATED        	CL A		74727D306	7058	775593	SH		SOLE			775593
QAD INCORPORATED        	CL B		74727D207	1926	193745	SH		SOLE			193745
SKECHERS USA INC		CL A		830566105	6091	304530	SH		SOLE			304530
SMART MODULAR TECHNOLOGIES INC	ORD SHS		G82245104	1886	327514	SH		SOLE			327514
SYMANTEC CORP			COM		871503108	11647	695765	SH		SOLE			695765
TECUMSEH PRODUCTS CO		CL A		878895200	237	18170	SH		SOLE			18170
TEJON RANCH CO DEL		COM		879080109	290	10532	SH		SOLE			10532
TELLABS INC			COM		879664100	7863	1159740	SH		SOLE			1159740
TRANSACT TECHNOLOGIES INC	COM		892918103	9003	958882	SH		SOLE			958882
TRANSOCEAN INC			NOTE 1.5%	893830AV1	9602	9748000	SH		SOLE			9748000